CONTRACT ASSETS, CONTRACT LIABILITIES AND MERCHANT ADVANCES (Tables)	12 Months Ended
Dec. 31, 2025
CONTRACT ASSETS, CONTRACT LIABILITIES AND MERCHANT ADVANCES
Schedule of contract assets contract liabilities and merchant advances

	2025	2024

Contract assets	—	58,550

	2025	2024

Contract liabilities and merchant advances	2,785,921	2,496,045